Accumulated other comprehensive income (loss), net of tax - (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 9,725,134
Less: reclassification adjustments for losses (gains) included in net income		(16,080)
Change during period		217,532	¥ 260,349
Balance at end of period		10,224,772	9,437,041
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	649,395	440,112
Change during period	[1]	216,308	258,723
Balance at end of period	[1]	865,702	698,835
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(31,084)	(25,046)
Unrealized gains (losses) during period		2,603	(4,329)
Less: reclassification adjustments for losses (gains) included in net income		(4,346)	(4,741)
Change during period		(1,743)	(9,070)
Balance at end of period		(32,827)	(34,116)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		227,660	94,104
Foreign currency translation adjustments during period		241,136	269,154
Less: reclassification adjustments for losses (gains) included in net income		0	0
Change during period		241,136	269,154
Balance at end of period		468,795	363,258
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		423,677	355,355
Unrealized gains (losses) during period		1,784	4,390
Less: reclassification adjustments for losses (gains) included in net income		(12,530)	(9,183)
Change during period		(10,746)	(4,793)
Balance at end of period		412,931	350,562
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		29,142	15,699
Unrealized gains (losses) during period		(13,133)	2,998
Less: reclassification adjustments for losses (gains) included in net income		794	434
Change during period		(12,339)	3,432
Balance at end of period		¥ 16,803	¥ 19,131

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”